FINANCIAL RISK MANAGEMENT ACTIVITIES - Financial assets and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Financial assets
Other investments		$ 1	$ 3	[1]	$ 117	[1]
Trade, other receivables and other assets		453	468		494
Loan receivable	[2]	148	0	[1]	0	[1]
Restricted cash		68	60		58
Cash and cash equivalents		964	1,108	[1]	1,154	[1]
Financial liabilities
Utilised facilities		2,239	1,983		1,909		$ 1,931
Lease liabilities		171	186		185		$ 153
Trade payables and accruals		772	667		600
Derivative financial liabilities		15	6		0
Bank overdraft		9	2	[1]	0	[1]
At fair value through profit or loss
Financial liabilities
Utilised facilities		0	0		0
Lease liabilities		0	0		0
Trade payables and accruals		0	0		0
Derivative financial liabilities		15	6
Bank overdraft		0	0
At amortised cost
Financial liabilities
Utilised facilities		2,239	1,983		1,909
Lease liabilities		171	186		185
Trade payables and accruals		592	542		473
Derivative financial liabilities		0	0
Bank overdraft		9	2
At fair value through profit or loss
Financial assets
Other investments		1	1		1
Trade, other receivables and other assets		48	12		25
Loan receivable		0
Restricted cash		0	0		0
Cash and cash equivalents		0	0		0
Equity investments at fair value through OCI (FVTOCI)
Financial assets
Other investments		0	2		116
Trade, other receivables and other assets		0	0		0
Loan receivable		0
Restricted cash		0	0		0
Cash and cash equivalents		0	0		0
At amortised cost
Financial assets
Other investments		0	0		0
Trade, other receivables and other assets		33	31		64
Loan receivable		506
Restricted cash		68	60		58
Cash and cash equivalents		$ 964	$ 1,108		$ 1,154

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.

[2]	During 2023, Kibali (Jersey) Limited, which holds AngloGold Ashanti’s effective 45% interest in Kibali Goldmines S.A., declared a dividend in specie through the distribution of a loan receivable to its shareholders. The investment in joint ventures was reduced in 2023, due to the non-cash dividend distributed as a short-term joint venture loan receivable of $148m and  a long-term joint venture loan receivable of $358m. The short-term portion was based on the Kibali Goldmines S.A. future estimated cash flows. The loan bears semi-annual interest at
7.875% per annum and is repayable on demand.